GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

16.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and also recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the year. The Company's exposure to insurance losses related to this claim is limited to the $3.1 million exposure through its captive insurance company.

  During the year, $2.4 million of insurance proceeds were received and as at December 31, 2011 the Company had a remaining insurance receivable of $8.8 million (note 2(a)).